Commitments and contingent liabilities	12 Months Ended
Dec. 31, 2025
Commitments and contingent liabilities
Commitments and contingent liabilities

24Commitments and contingent liabilities

Mortgages and pledges

The Group has several loans secured by a mortgage on the building. The carrying value of related property, plant & equipment (including buildings under construction) is K€12,074 (2024: K€18,558; 2023: K€22,165). The total outstanding mortgages and pledges are K€94,701 in 2025 (2024: K€100,676; 2023: K€100,755).

Included in the above, the Group also has pledges on the business goodwill (“fonds de commerce”) of the Company for a total amount of K€69,300 in 2025 (2024: K€69,300; 2023: K€69,300) and pledges on other fixed assets for a total amount of K€0 (2024: K€140; 2023: K€219).

Other commitments

At December 31, 2025, the Group has outstanding non-cancellable contracts with a future commitment of K€19,008 (2024:K€24,237; 2023:K€22,267) mainly related to purchase commitment for raw materials, energy and gas; and of K€467 (2024: K€5,307; 2023: K€9,330) related to property, plant & equipment.

Legal Proceedings

The Group is currently not a party to any legal or arbitration proceedings, which, in the opinion of the management, is likely to have or could reasonably possibly have a material adverse effect on the business, financial position or results of operations.